Borrowings and financing (Details Narrative) R$ in Thousands, ¥ in Billions			1 Months Ended			3 Months Ended
	Feb. 10, 2025	Feb. 05, 2025 BRL (R$)	Oct. 31, 2025 JPY (¥)	Jul. 31, 2025 BRL (R$)	Jun. 30, 2025 BRL (R$)	Dec. 31, 2025 BRL (R$)	Sep. 30, 2025 BRL (R$)	Mar. 31, 2025 BRL (R$)	Feb. 28, 2025
IfrsStatementLineItems [Line Items]
Leverage percentage						35.00%
B I D 1212 [Member]
IfrsStatementLineItems [Line Items]
Amortization of borrowings				R$ 29,420
Twenty Eight Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Amortization of borrowings				509,085
Series 2 [Member]
IfrsStatementLineItems [Line Items]
Interest rate swaps									7.5485%
Series 3 [Member]
IfrsStatementLineItems [Line Items]
Interest rate swaps									0.34%
I P C A Series Three [Member]
IfrsStatementLineItems [Line Items]
Interest rate swaps									7.3837%
C D I Series Three [Member]
IfrsStatementLineItems [Line Items]
Interest rate swaps									0.45%
Thirty Three Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Funds raised from unsecured debentures		R$ 3,700,000
Thirty Three Issue Debentures [Member] | Series 2 [Member]
IfrsStatementLineItems [Line Items]
Interest rate, description		IPCA + 7.55% p.a.
Thirty Three Issue Debentures [Member] | Series 3 [Member]
IfrsStatementLineItems [Line Items]
Interest rate, description		IPCA + 7.38% p.a.
Twenty Second Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Amortization of borrowings								R$ 191,184
Principal of borrowings								180,237
Interest of borrowings								10,947
Thirty Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Amortization of borrowings								148,571
Principal of borrowings								125,000
Interest of borrowings								23,571
IDB Invest 2020 [Member]
IfrsStatementLineItems [Line Items]
Partial amortization amount								492,119
Partial principal amount								459,740
Partial interest amount								32,379
Interest rate, description	Additionally, on February 10, 2025, the medium-term tranche spread was renegotiated, changing from DI + 1.90% to DI + 0.90%, becoming effective as of February 18, 2025.
B N D E S [Member]
IfrsStatementLineItems [Line Items]
Partial amortization amount								90,845
Partial principal amount								70,994
Partial interest amount								R$ 20,042
I F C 2025 [Member]
IfrsStatementLineItems [Line Items]
Funds raised from unsecured debentures					R$ 3,373,000		R$ 4,884,000
Blue Bonds [Member]
IfrsStatementLineItems [Line Items]
Amortization of borrowings				R$ 500,000
Interest rate, description				Interest rate swap transactions were entered into (swapping from 5.625% p.a. to IPCA + 9.28% p.a.). This transaction has the same terms as the 36th issuance mentioned above.
Issued rate				5.625%
B I D 1212 [Member]
IfrsStatementLineItems [Line Items]
Partial principal amount				R$ 28,628
Partial interest amount				792
Twenty Eight Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Partial principal amount				444,100
Partial interest amount				R$ 64,985
Thirty Seven Issue Debentures [Member]
IfrsStatementLineItems [Line Items]
Funds raised from unsecured debentures						R$ 5,000,000
J I C A [Member]
IfrsStatementLineItems [Line Items]
Funds raised from unsecured debentures | ¥			¥ 30
Interest rate, description			2.00% p.a.